Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	$ 27	$ 25
Cash at banks	43,611	45,188
Total	$ 43,638	$ 45,213	$ 74,770	$ 19,037